COMMITMENTS AND CONTINGENT LIABILITIES (Detail Textuals 1) (Loans Receivable, USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aggregate undisbursed portion of loans-in-process	$ 1,872	$ 1,629	$ 3,773